Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–5.00%
Invesco Global Real Estate Income Fund, Class R6(b)	1.99%	$7,960,408	$66,132	$(369,599)	$(242,657)	$6,762	$66,132	911,547	$7,438,220
Invesco Macro Allocation Strategy Fund, Class R6	3.01%	10,868,746	—	(232,746)	608,210	(17,218)	—	1,417,549	11,226,992
Total Alternative Funds		18,829,154	66,132	(602,345)	365,553	(10,456)	66,132		18,665,212
Domestic Equity Funds–11.23%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	1.34%	7,547,945	—	(3,638,303)	225,218	858,029	—	149,846	4,992,889
Invesco Main Street Small Cap Fund, Class R6	1.33%	4,867,538	125,710	(368,900)	330,067	(2,047)	—	221,088	4,952,368
Invesco NASDAQ 100 ETF	2.24%	—	8,306,020	—	74,336	—	—	45,872	8,380,356
Invesco Russell 1000® Dynamic Multifactor ETF	3.17%	10,431,809	1,039,258	(448,816)	760,297	35,346	52,659	213,976	11,817,894
Invesco S&P 500® Low Volatility ETF	—	8,196,053	—	(8,431,429)	(1,272,710)	1,508,086	32,758	—	—
Invesco S&P 500® Pure Growth ETF	—	4,946,587	—	(5,503,256)	(752,809)	1,309,478	—	—	—
Invesco S&P 500® Pure Value ETF	2.07%	3,989,334	3,625,855	(366,929)	323,420	151,431	46,450	87,326	7,723,111
Invesco Value Opportunities Fund, Class R6	1.08%	—	3,811,505	—	209,898	—	—	196,166	4,021,403
Total Domestic Equity Funds		39,979,266	16,908,348	(18,757,633)	(102,283)	3,860,323	131,867		41,888,021
Fixed Income Funds–77.68%
Invesco Core Bond Fund, Class R6	34.08%	—	126,220,540	—	899,637	—	271,343	22,539,039	127,120,177
Invesco Core Plus Bond Fund, Class R6	16.70%	66,550,408	803,632	(4,526,920)	698,081	(1,229,405)	803,632	6,793,435	62,295,796
Invesco Emerging Markets Sovereign Debt ETF	2.04%	—	7,582,081	—	33,499	—	42,314	372,218	7,615,580
Invesco Equal Weight 0-30 Year Treasury ETF	9.18%	48,506,187	—	(12,887,302)	2,141,741	(3,519,481)	355,968	1,219,414	34,241,145
Invesco Floating Rate ESG Fund, Class R6	4.11%	28,154,538	621,542	(13,465,466)	12,398	25,111	621,542	2,257,077	15,348,123
Invesco High Yield Fund, Class R6	4.12%	39,569,640	606,306	(24,732,030)	(752,465)	682,785	606,305	4,380,124	15,374,236
Invesco Income Fund, Class R6	0.00%	3,804,364	49,902	(3,850,477)	(36)	5,503	49,902	1,343	9,256
Invesco International Bond Fund, Class R6	0.02%	29,056,289	301,016	(28,712,331)	(1,535,940)	946,710	301,016	12,904	55,744
Invesco Taxable Municipal Bond ETF	—	31,344,983	—	(30,762,332)	6,452,353	(7,035,004)	190,877	—	—
Invesco Variable Rate Investment Grade ETF	7.43%	43,101,677	—	(15,590,561)	(47,154)	256,699	592,818	1,104,849	27,720,661
Total Fixed Income Funds		290,088,086	136,185,019	(134,527,419)	7,902,114	(9,867,082)	3,835,717		289,780,718
Foreign Equity Funds–5.71%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.33%	—	1,250,675	—	(4,902)	—	—	37,705	1,245,773
Invesco Developing Markets Fund, Class R6	0.28%	4,616,955	—	(3,669,396)	1,103,701	(1,017,433)	—	26,239	1,033,827
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0.73%	3,706,148	—	(1,148,834)	14,456	146,966	20,361	54,758	2,718,736
Invesco Global Fund, Class R6	1.61%	—	5,969,531	—	30,529	—	—	58,709	6,000,060
Invesco Global Infrastructure Fund, Class R6	1.00%	3,605,124	126,622	—	(18,078)	—	25,032	324,338	3,713,668
Invesco International Developed Dynamic Multifactor ETF	0.63%	—	2,338,906	—	14,704	—	18,452	91,902	2,353,610
Invesco International Small-Mid Company Fund, Class R6	0.85%	—	3,191,857	—	(2,950)	—	—	73,749	3,188,907
Invesco Oppenheimer International Growth Fund, Class R6	0.28%	3,754,513	—	(2,915,259)	14,938	174,371	—	27,620	1,028,563
Invesco S&P Emerging Markets Low Volatility ETF	—	3,707,280	—	(3,688,745)	320,789	(339,324)	23,861	—	—
Invesco S&P International Developed Low Volatility ETF	—	3,659,565	—	(3,662,134)	14,286	(11,717)	—	—	—
Total Foreign Equity Funds		23,049,585	12,877,591	(15,084,368)	1,487,473	(1,047,137)	87,706		21,283,144
Money Market Funds–0.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)	0.10%	873,350	10,849,056	(11,332,621)	—	—	9,350	389,785	389,785
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)	0.08%	$623,730	$7,749,325	$(8,094,729)	$(59)	$(202)	$6,873	277,954	$278,065
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.12%	998,114	12,398,920	(12,951,566)	—	—	10,661	445,468	445,468
Total Money Market Funds		2,495,194	30,997,301	(32,378,916)	(59)	(202)	26,884		1,113,318
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $377,964,720)	99.92%	374,441,285	197,034,391	(201,350,681)	9,652,798	(7,064,554)	4,148,306		372,730,413

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 7.57%(d)(e)	—	3,197,516	6,798,620	(9,996,136)	—	—	23,260(f)	—	—
Invesco Private Prime Fund, 5.49%(d)(e)	—	8,222,187	17,274,038	(25,495,109)	(725)	(391)	62,356(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	11,419,703	24,072,658	(35,491,245)	(725)	(391)	85,616		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $377,964,720)	99.92%	$385,860,988	$221,107,049	$(236,841,926)	$9,652,073	$(7,064,945)	$4,233,922		$372,730,413
OTHER ASSETS LESS LIABILITIES	0.08%								289,740
NET ASSETS	100.00%								$373,020,153
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Conservative Investor Fund